Goodwill - Additional Information (Detail) - USD ($)		12 Months Ended
	Oct. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [Line Items]
Goodwill impairment	$ 0
Goodwill impairment test		100.00%
Financial & risk [member]
Disclosure of information for cash-generating units [Line Items]
Percentage of ownership stake sold	55.00%
Legal and Tax & Accounting [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill impairment test			100.00%
Income approach [member]
Disclosure of information for cash-generating units [Line Items]
Percentage of valuation technique		60.00%
Market approach [member]
Disclosure of information for cash-generating units [Line Items]
Percentage of valuation technique		40.00%